PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses and other current assets		$ 3,521	$ 6,131
Deposits [Member]
Prepaid expenses and other current assets		6	11
GST Receivable [Member]
Prepaid expenses and other current assets		7	41
Margin Deposits [Member]
Prepaid expenses and other current assets	[1]	66	25
Other Receivables Third Parties [Member]
Prepaid expenses and other current assets	[2]	337	32
Other Receivables Related Party [Member]
Prepaid expenses and other current assets		30	30
Prepayment To Suppliers Third Parties [Member]
Prepaid expenses and other current assets	[3]	$ 3,075	$ 5,992

[1]	Margin deposits relate to deposits placed with Phillip Nova Pte. Ltd. for derivative instruments entered into for the purpose of managing the Company’s commodity price risk (Note 15).
[2]	The balance mainly represent current portion of the other receivables reclassified from prepayments made to suppliers. Certain prepayments to two suppliers made in 2023 of US$1,475,566 was reclassified to other receivables as the procurement agreements were cancelled. A repayment schedule was agreed with the suppliers in 2024 and the portion to be settled after 2025 was reclassified as “Other receivables - non-current, net” accordingly. As at December 31, 2024, allowance for expected credit losses of US$284,364 was provided for these other receivables.
[3]	The amounts represent payments made to third parties for forthcoming goods and services to be derived at the end of the contract term.